UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number: 811-21949

Deutsche High Income Opportunities Fund, Inc.

(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY 10154-0004

(Address of principal executive offices) (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 250-3220

Date of fiscal year end: 9/30

Date of reporting period: 6/30/17

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio                                                        as of June 30, 2017 (Unaudited)

Deutsche High Income Opportunities Fund, Inc.

	Principal Amount ($)	Value ($)
Corporate Bonds 124.9%
Consumer Discretionary 34.9%
1011778 B.C. Unlimited Liability Co.:
144A, 4.25%, 5/15/2024	830,000	824,763
144A, 4.625%, 1/15/2022	270,000	276,750
Adient Global Holdings Ltd., 144A, 4.875%, 8/15/2026	710,000	711,775
Ally Financial, Inc.:
3.25%, 2/13/2018	1,765,000	1,776,031
3.25%, 11/5/2018	825,000	835,065
3.5%, 1/27/2019	1,445,000	1,464,869
4.125%, 3/30/2020	1,110,000	1,140,525
4.25%, 4/15/2021	910,000	941,850
5.75%, 11/20/2025	1,125,000	1,184,062
Altice Financing SA:
144A, 6.5%, 1/15/2022	320,000	334,400
144A, 7.5%, 5/15/2026	1,180,000	1,309,800
Altice U.S. Finance I Corp., 144A, 5.5%, 5/15/2026	1,180,000	1,239,000
AMC Entertainment Holdings, Inc., 144A, 5.875%, 11/15/2026	620,000	647,125
AMC Networks, Inc., 5.0%, 4/1/2024	1,080,000	1,105,650
American Axle & Manufacturing, Inc.:
144A, 6.25%, 4/1/2025	890,000	867,750
144A, 6.5%, 4/1/2027	1,110,000	1,079,475
Asbury Automotive Group, Inc., 6.0%, 12/15/2024	1,905,000	1,938,337
Ashton Woods U.S.A. LLC, 144A, 6.875%, 2/15/2021	620,000	632,400
Beacon Roofing Supply, Inc., 6.375%, 10/1/2023	375,000	403,125
Boyd Gaming Corp., 6.875%, 5/15/2023	310,000	331,700
CalAtlantic Group, Inc., 5.25%, 6/1/2026	770,000	798,875
Caleres, Inc., 6.25%, 8/15/2023	250,000	260,625
Carlson Travel, Inc.:
144A, 6.75%, 12/15/2023	600,000	610,500
144A, 9.5%, 12/15/2024	1,160,000	1,187,550
CCO Holdings LLC:
144A, 5.125%, 5/1/2027	990,000	1,012,275
144A, 5.5%, 5/1/2026	2,345,000	2,488,631
144A, 5.875%, 4/1/2024	625,000	667,188
144A, 5.875%, 5/1/2027	1,035,000	1,106,156
Cequel Communications Holdings I LLC:
144A, 5.125%, 12/15/2021	1,190,000	1,210,825
144A, 6.375%, 9/15/2020	541,000	551,820
Clear Channel Worldwide Holdings, Inc.:
Series A, 6.5%, 11/15/2022	445,000	453,900
Series B, 6.5%, 11/15/2022	665,000	683,420
Series A, 7.625%, 3/15/2020	105,000	103,425
CSC Holdings LLC:
5.25%, 6/1/2024	465,000	474,347
144A, 5.5%, 4/15/2027	2,065,000	2,183,737
144A, 6.625%, 10/15/2025	260,000	286,026
6.75%, 11/15/2021	1,500,000	1,661,250
144A, 10.125%, 1/15/2023	1,015,000	1,177,400
144A, 10.875%, 10/15/2025	1,150,000	1,384,312
Cumberland Farms, Inc., 144A, 6.75%, 5/1/2025	203,000	213,658
Dana Financing Luxembourg Sarl:
144A, 5.75%, 4/15/2025	1,325,000	1,371,375
144A, 6.5%, 6/1/2026	995,000	1,059,053
Dana, Inc., 5.5%, 12/15/2024	385,000	399,438
DISH DBS Corp.:
4.25%, 4/1/2018	530,000	536,795
5.125%, 5/1/2020	2,000,000	2,087,500
6.75%, 6/1/2021	145,000	160,950
Dollar Tree, Inc.:
5.25%, 3/1/2020	2,100,000	2,157,750
5.75%, 3/1/2023	665,000	701,774
Eldorado Resorts, Inc., 144A, 6.0%, 4/1/2025	440,000	466,400
Fiat Chrysler Automobiles NV:
4.5%, 4/15/2020	740,000	757,575
5.25%, 4/15/2023	1,071,000	1,089,742
Goodyear Tire & Rubber Co.:
5.0%, 5/31/2026	795,000	822,825
5.125%, 11/15/2023	360,000	377,100
Group 1 Automotive, Inc.:
5.0%, 6/1/2022	880,000	893,200
144A, 5.25%, 12/15/2023	1,265,000	1,277,650
Hanesbrands, Inc., 144A, 4.625%, 5/15/2024	640,000	649,600
HD Supply, Inc.:
144A, 5.25%, 12/15/2021	565,000	592,897
144A, 5.75%, 4/15/2024	300,000	318,750
Hilton Worldwide Finance LLC, 144A, 4.625%, 4/1/2025	315,000	324,844
Hot Topic, Inc., 144A, 9.25%, 6/15/2021	285,000	273,600
KFC Holding Co., 144A, 4.75%, 6/1/2027	465,000	474,881
Lennar Corp.:
4.125%, 1/15/2022	795,000	821,831
4.5%, 4/30/2024	250,000	258,400
4.75%, 11/15/2022	890,000	945,625
MDC Partners, Inc., 144A, 6.5%, 5/1/2024	225,000	224,438
Mediacom Broadband LLC, 6.375%, 4/1/2023	800,000	835,912
NCL Corp., Ltd., 144A, 4.75%, 12/15/2021	435,000	451,526
Nielsen Finance LLC, 144A, 5.0%, 4/15/2022	290,000	300,875
Penn National Gaming, Inc., 144A, 5.625%, 1/15/2027	670,000	682,563
Penske Automotive Group, Inc., 5.5%, 5/15/2026	575,000	572,125
PetSmart, Inc., 144A, 5.875%, 6/1/2025	265,000	255,394
PulteGroup, Inc., 4.25%, 3/1/2021	2,150,000	2,241,375
Quebecor Media, Inc., 5.75%, 1/15/2023	375,000	395,625
Rivers Pittsburgh Borrower LP, 144A, 6.125%, 8/15/2021	140,000	142,100
Sally Holdings LLC, 5.625%, 12/1/2025	905,000	926,494
Scientific Games International, Inc., 144A, 7.0%, 1/1/2022	2,140,000	2,279,100
Seminole Hard Rock Entertainment, Inc., 144A, 5.875%, 5/15/2021	235,000	236,175
SFR Group SA:
144A, 6.0%, 5/15/2022	1,455,000	1,522,294
144A, 7.375%, 5/1/2026	1,570,000	1,703,450
Sirius XM Radio, Inc., 144A, 5.375%, 7/15/2026	915,000	947,025
Suburban Propane Partners LP, 5.75%, 3/1/2025	280,000	277,200
Tenneco, Inc., 5.0%, 7/15/2026	480,000	485,400
Toll Brothers Finance Corp., 4.875%, 11/15/2025	590,000	612,125
TRI Pointe Group, Inc., 4.875%, 7/1/2021	2,455,000	2,583,887
Unitymedia Hessen GmbH & Co., KG, 144A, 5.5%, 1/15/2023	1,467,000	1,522,012
UPCB Finance IV Ltd., 144A, 5.375%, 1/15/2025	2,080,000	2,176,200
Viacom, Inc.:
5.875%, 2/28/2057	260,000	270,400
6.25%, 2/28/2057	275,000	286,000
Viking Cruises Ltd.:
144A, 6.25%, 5/15/2025	520,000	523,900
144A, 8.5%, 10/15/2022	375,000	393,750
Virgin Media Secured Finance PLC:
144A, 5.25%, 1/15/2026	975,000	1,014,790
144A, 5.5%, 8/15/2026	565,000	591,838
WMG Acquisition Corp., 144A, 5.0%, 8/1/2023	275,000	281,875
Ziggo Bond Finance BV, 144A, 5.875%, 1/15/2025	330,000	339,075
		81,454,850
Consumer Staples 4.1%
Aramark Services, Inc.:
4.75%, 6/1/2026	1,875,000	1,945,312
5.125%, 1/15/2024	370,000	388,963
B&G Foods, Inc., 5.25%, 4/1/2025	1,335,000	1,361,700
Barry Callebaut Services NV, 144A, 5.5%, 6/15/2023	345,000	373,256
Chobani LLC, 144A, 7.5%, 4/15/2025	150,000	158,438
Cott Beverages, Inc., 5.375%, 7/1/2022	855,000	885,994
FAGE International SA, 144A, 5.625%, 8/15/2026	395,000	406,771
First Quality Finance Co., Inc., 144A, 5.0%, 7/1/2025	790,000	805,800
JBS Investments GmbH, 144A, 7.25%, 4/3/2024	935,000	834,487
JBS U.S.A. LUX SA:
144A, 5.75%, 6/15/2025	405,000	380,700
144A, 7.25%, 6/1/2021	1,015,000	1,014,492
144A, 8.25%, 2/1/2020	295,000	295,000
Post Holdings, Inc.:
144A, 5.5%, 3/1/2025	355,000	366,094
144A, 5.75%, 3/1/2027	445,000	457,237
		9,674,244
Energy 16.3%
Antero Midstream Partners LP, 144A, 5.375%, 9/15/2024	470,000	480,575
Antero Resources Corp.:
5.125%, 12/1/2022	685,000	686,493
5.375%, 11/1/2021	495,000	499,950
5.625%, 6/1/2023	400,000	405,000
Blue Racer Midstream LLC, 144A, 6.125%, 11/15/2022	430,000	433,225
Carrizo Oil & Gas, Inc.:
6.25%, 4/15/2023	260,000	250,250
8.25%, 7/15/2025 (a)	430,000	439,675
Cheniere Corpus Christi Holdings LLC:
144A, 5.125%, 6/30/2027	630,000	645,750
5.875%, 3/31/2025	665,000	709,056
7.0%, 6/30/2024	880,000	979,000
Chesapeake Energy Corp., 144A, 8.0%, 6/15/2027	235,000	230,888
Continental Resources, Inc.:
4.5%, 4/15/2023	1,075,000	1,026,625
5.0%, 9/15/2022	2,530,000	2,482,562
Crestwood Midstream Partners LP:
144A, 5.75%, 4/1/2025	495,000	493,762
6.25%, 4/1/2023	445,000	451,675
DCP Midstream Operating LP, 2.7%, 4/1/2019	1,000,000	991,250
Diamondback Energy, Inc., 144A, 4.75%, 11/1/2024	815,000	810,925
Energy Transfer Equity LP, 7.5%, 10/15/2020	3,000,000	3,352,500
Gulfport Energy Corp.:
144A, 6.0%, 10/15/2024	250,000	243,125
144A, 6.375%, 5/15/2025	400,000	394,000
6.625%, 5/1/2023	205,000	205,513
Hilcorp Energy I LP:
144A, 5.0%, 12/1/2024	375,000	345,000
144A, 5.75%, 10/1/2025	715,000	673,887
Holly Energy Partners LP, 144A, 6.0%, 8/1/2024	535,000	556,400
Ithaca Energy, Inc., 144A, 8.125%, 7/1/2019	325,000	334,750
Laredo Petroleum, Inc., 6.25%, 3/15/2023	610,000	605,425
MEG Energy Corp.:
144A, 6.375%, 1/30/2023	1,250,000	965,625
144A, 6.5%, 1/15/2025	933,000	849,030
Murphy Oil U.S.A., Inc., 5.625%, 5/1/2027	265,000	275,600
Newfield Exploration Co., 5.375%, 1/1/2026	150,000	155,250
NuStar Logistics LP, 5.625%, 4/28/2027	968,000	1,016,400
Oasis Petroleum, Inc.:
6.875%, 3/15/2022	140,000	135,800
6.875%, 1/15/2023	50,000	48,375
Parsley Energy LLC:
144A, 5.25%, 8/15/2025	230,000	229,425
144A, 5.375%, 1/15/2025	360,000	362,700
PDC Energy, Inc., 144A, 6.125%, 9/15/2024	465,000	471,975
Peabody Energy Corp.:
144A, 6.0%, 3/31/2022	95,000	94,288
144A, 6.375%, 3/31/2025	705,000	694,425
Range Resources Corp.:
4.875%, 5/15/2025	815,000	774,250
144A, 5.0%, 8/15/2022	400,000	393,000
144A, 5.875%, 7/1/2022	375,000	380,625
Rice Energy, Inc., 7.25%, 5/1/2023	105,000	113,138
Sabine Pass Liquefaction LLC:
5.625%, 2/1/2021	1,240,000	1,349,955
5.625%, 4/15/2023	1,000,000	1,111,603
5.875%, 6/30/2026	940,000	1,050,583
Summit Midstream Holdings LLC, 5.75%, 4/15/2025	255,000	256,275
Sunoco LP:
5.5%, 8/1/2020	300,000	307,500
6.375%, 4/1/2023	300,000	315,240
Targa Resources Partners LP, 144A, 5.375%, 2/1/2027	440,000	455,400
Tesoro Corp.:
4.25%, 10/1/2017	400,000	401,000
144A, 4.75%, 12/15/2023	310,000	334,025
144A, 5.125%, 12/15/2026	720,000	783,518
Tesoro Logistics LP:
5.25%, 1/15/2025	1,115,000	1,170,750
6.125%, 10/15/2021	200,000	208,000
6.375%, 5/1/2024	450,000	487,125
Trinidad Drilling Ltd., 144A, 6.625%, 2/15/2025	215,000	204,250
Weatherford International Ltd.:
4.5%, 4/15/2022	660,000	582,450
144A, 9.875%, 2/15/2024	1,070,000	1,118,150
Whiting Petroleum Corp.:
5.75%, 3/15/2021	535,000	502,900
6.25%, 4/1/2023	465,000	426,638
WildHorse Resource Development Corp., 144A, 6.875%, 2/1/2025	200,000	188,000
WPX Energy, Inc., 7.5%, 8/1/2020	975,000	1,023,750
		37,964,279
Financials 3.6%
Aircastle Ltd., 4.125%, 5/1/2024	975,000	993,891
Alliance Data Systems Corp., 144A, 5.25%, 12/1/2017	470,000	473,525
CIT Group, Inc.:
3.875%, 2/19/2019	2,130,000	2,183,250
5.0%, 8/15/2022	1,000,000	1,077,500
E*TRADE Financial Corp.:
4.625%, 9/15/2023	395,000	410,800
5.375%, 11/15/2022	345,000	362,665
International Lease Finance Corp.:
3.875%, 4/15/2018	1,370,000	1,390,850
6.25%, 5/15/2019	605,000	648,913
Lincoln Finance Ltd., 144A, 7.375%, 4/15/2021	230,000	243,800
Morgan Stanley, Series H, 5.45%, 7/15/2019	295,000	305,473
Tempo Acquisition LLC, 144A, 6.75%, 6/1/2025	280,000	286,300
		8,376,967
Health Care 8.6%
Alere, Inc., 144A, 6.375%, 7/1/2023	400,000	429,500
Endo Dac, 144A, 6.0%, 7/15/2023	445,000	374,023
Endo Finance LLC, 144A, 5.375%, 1/15/2023	425,000	354,875
Fresenius Medical Care U.S. Finance II, Inc.:
144A, 5.625%, 7/31/2019	405,000	428,288
144A, 6.5%, 9/15/2018	210,000	220,630
Fresenius Medical Care U.S. Finance, Inc., 144A, 5.75%, 2/15/2021	235,000	257,031
HCA, Inc.:
4.5%, 2/15/2027	780,000	802,425
4.75%, 5/1/2023	1,000,000	1,057,500
5.25%, 6/15/2026	980,000	1,056,930
5.5%, 6/15/2047	355,000	367,425
5.875%, 2/15/2026	1,450,000	1,566,000
6.5%, 2/15/2020	2,155,000	2,351,644
Hill-Rom Holdings, Inc., 144A, 5.0%, 2/15/2025	315,000	321,300
Hologic, Inc., 144A, 5.25%, 7/15/2022	200,000	210,000
LifePoint Health, Inc.:
5.375%, 5/1/2024	610,000	631,350
5.5%, 12/1/2021	515,000	533,025
5.875%, 12/1/2023	520,000	548,600
Mallinckrodt International Finance SA, 144A, 5.625%, 10/15/2023	310,000	282,875
Tenet Healthcare Corp.:
144A, 4.625%, 7/15/2024	480,000	480,600
4.746% *, 6/15/2020	380,000	383,800
6.0%, 10/1/2020	700,000	749,875
THC Escrow Corp. III:
144A, 4.625%, 7/15/2024	605,000	606,633
144A, 5.125%, 5/1/2025	425,000	426,594
Valeant Pharmaceuticals International, Inc.:
144A, 5.375%, 3/15/2020	765,000	739,181
144A, 5.875%, 5/15/2023	705,000	604,537
144A, 6.125%, 4/15/2025	1,070,000	905,487
144A, 6.5%, 3/15/2022	430,000	450,963
144A, 7.0%, 3/15/2024	1,035,000	1,088,044
144A, 7.5%, 7/15/2021	1,985,000	1,922,969
		20,152,104
Industrials 10.5%
ADT Corp.:
3.5%, 7/15/2022	285,000	275,652
5.25%, 3/15/2020	635,000	671,512
6.25%, 10/15/2021	880,000	958,100
Air Lease Corp., 4.75%, 3/1/2020	535,000	567,603
Allegion PLC, 5.875%, 9/15/2023	205,000	219,863
Belden, Inc., 144A, 5.5%, 9/1/2022	660,000	679,800
Bombardier, Inc.:
144A, 5.75%, 3/15/2022	595,000	592,025
144A, 6.0%, 10/15/2022	485,000	485,000
144A, 8.75%, 12/1/2021	177,000	196,470
Booz Allen Hamilton, Inc., 144A, 5.125%, 5/1/2025	110,000	108,075
Covanta Holding Corp.:
5.875%, 3/1/2024	430,000	419,250
5.875%, 7/1/2025	340,000	329,800
DR Horton, Inc., 4.0%, 2/15/2020	185,000	192,113
EnerSys, 144A, 5.0%, 4/30/2023	105,000	108,019
FTI Consulting, Inc., 6.0%, 11/15/2022	375,000	389,063
GFL Environmental, Inc., 144A, 5.625%, 5/1/2022	335,000	342,538
Huntington Ingalls Industries, Inc.:
144A, 5.0%, 12/15/2021	810,000	838,350
144A, 5.0%, 11/15/2025	360,000	386,550
IHO Verwaltungs GmbH, 144A, 4.125%, 9/15/2021 (PIK)	585,000	595,969
Kenan Advantage Group, Inc., 144A, 7.875%, 7/31/2023	505,000	530,250
Koppers, Inc., 144A, 6.0%, 2/15/2025	855,000	908,437
Masonite International Corp., 144A, 5.625%, 3/15/2023	435,000	454,575
Moog, Inc., 144A, 5.25%, 12/1/2022	340,000	353,600
Novelis Corp.:
144A, 5.875%, 9/30/2026	990,000	1,019,700
144A, 6.25%, 8/15/2024	550,000	577,500
Oshkosh Corp.:
5.375%, 3/1/2022	322,000	334,075
5.375%, 3/1/2025	50,000	52,500
Park Aerospace Holdings Ltd.:
144A, 5.25%, 8/15/2022	2,145,000	2,242,211
144A, 5.5%, 2/15/2024	1,005,000	1,049,722
Ply Gem Industries, Inc., 6.5%, 2/1/2022	810,000	847,127
Prime Security Services Borrower LLC, 144A, 9.25%, 5/15/2023	60,000	65,200
Ritchie Bros Auctioneers, Inc., 144A, 5.375%, 1/15/2025	385,000	401,363
Spirit AeroSystems, Inc., 5.25%, 3/15/2022	540,000	560,308
Summit Materials LLC:
144A, 5.125%, 6/1/2025	120,000	123,000
6.125%, 7/15/2023	600,000	628,500
8.5%, 4/15/2022	250,000	282,500
Tennant Co., 144A, 5.625%, 5/1/2025	110,000	115,500
United Rentals North America, Inc.:
5.5%, 5/15/2027	910,000	937,300
5.875%, 9/15/2026	680,000	724,200
6.125%, 6/15/2023	45,000	46,856
7.625%, 4/15/2022	96,000	100,320
USG Corp., 144A, 4.875%, 6/1/2027	680,000	699,550
Welbilt, Inc., 9.5%, 2/15/2024	250,000	290,000
WESCO Distribution, Inc., 5.375%, 6/15/2024	490,000	511,437
XPO Logistics, Inc., 144A, 6.125%, 9/1/2023	210,000	218,663
ZF North America Capital, Inc.:
144A, 4.0%, 4/29/2020	835,000	864,225
144A, 4.5%, 4/29/2022	1,120,000	1,176,000
		24,470,371
Information Technology 7.2%
ACI Worldwide, Inc., 144A, 6.375%, 8/15/2020	205,000	209,356
Cardtronics, Inc.:
5.125%, 8/1/2022	280,000	284,200
144A, 5.5%, 5/1/2025	760,000	782,800
CDK Global, Inc., 144A, 4.875%, 6/1/2027	175,000	179,813
CDW LLC, 5.0%, 9/1/2025	385,000	399,437
Change Healthcare Holdings LLC, 144A, 5.75%, 3/1/2025	835,000	851,700
Dell International LLC:
144A, 4.42%, 6/15/2021	1,270,000	1,338,857
144A, 5.875%, 6/15/2021	390,000	408,525
First Data Corp., 144A, 7.0%, 12/1/2023	600,000	640,500
Gartner, Inc., 144A, 5.125%, 4/1/2025	260,000	273,107
j2 Cloud Services LLC, 144A, 6.0%, 7/15/2025	515,000	530,450
Jabil, Inc., 5.625%, 12/15/2020	3,750,000	4,054,875
Match Group, Inc., 6.375%, 6/1/2024	310,000	337,125
NCR Corp.:
5.875%, 12/15/2021	105,000	109,200
6.375%, 12/15/2023	260,000	279,175
Netflix, Inc., 5.875%, 2/15/2025	750,000	830,625
Nielsen Co. Luxembourg SARL, 144A, 5.0%, 2/1/2025	590,000	604,750
NXP BV:
144A, 3.75%, 6/1/2018	1,125,000	1,141,875
144A, 4.125%, 6/1/2021	1,590,000	1,674,270
Riverbed Technology, Inc., 144A, 8.875%, 3/1/2023	300,000	304,875
Sanmina Corp., 144A, 4.375%, 6/1/2019	50,000	51,375
Symantec Corp., 144A, 5.0%, 4/15/2025	640,000	669,798
Western Digital Corp.:
144A, 7.375%, 4/1/2023	250,000	274,688
10.5%, 4/1/2024	425,000	501,364
		16,732,740
Materials 20.6%
AK Steel Corp.:
7.0%, 3/15/2027	2,595,000	2,679,337
7.5%, 7/15/2023	1,500,000	1,620,000
Alpha 3 BV, 144A, 6.25%, 2/1/2025	600,000	617,250
Anglo American Capital PLC:
144A, 3.75%, 4/10/2022	600,000	603,000
144A, 4.125%, 9/27/2022	900,000	920,250
144A, 4.75%, 4/10/2027	800,000	821,840
144A, 4.875%, 5/14/2025	2,000,000	2,080,000
Ardagh Packaging Finance PLC:
144A, 4.625%, 5/15/2023	415,000	425,205
144A, 6.0%, 2/15/2025	875,000	918,750
144A, 7.25%, 5/15/2024	760,000	831,250
Ashland LLC, 4.75%, 8/15/2022	1,800,000	1,883,250
Axalta Coating Systems LLC, 144A, 4.875%, 8/15/2024	300,000	309,750
Ball Corp., 4.375%, 12/15/2020	255,000	267,750
Berry Plastics Corp., 5.5%, 5/15/2022	800,000	833,000
BWAY Holding Co., 144A, 5.5%, 4/15/2024	1,440,000	1,470,600
Cascades, Inc., 144A, 5.5%, 7/15/2022	280,000	285,600
Chemours Co.:
5.375%, 5/15/2027	885,000	913,665
6.625%, 5/15/2023	385,000	407,138
7.0%, 5/15/2025	175,000	190,750
Clearwater Paper Corp., 144A, 5.375%, 2/1/2025	345,000	342,413
Constellium NV:
144A, 6.625%, 3/1/2025	600,000	574,500
144A, 7.875%, 4/1/2021	1,550,000	1,658,500
FMG Resources (August 2006) Pty Ltd., 144A, 5.125%, 5/15/2024	415,000	415,000
Freeport-McMoRan, Inc.:
2.3%, 11/14/2017	1,350,000	1,346,625
2.375%, 3/15/2018	3,700,000	3,681,500
3.55%, 3/1/2022	950,000	890,321
Hexion, Inc., 6.625%, 4/15/2020	505,000	460,813
Hudbay Minerals, Inc.:
144A, 7.25%, 1/15/2023	730,000	752,812
144A, 7.625%, 1/15/2025	205,000	214,738
Huntsman International LLC, 5.125%, 11/15/2022	1,400,000	1,498,000
Kaiser Aluminum Corp., 5.875%, 5/15/2024	505,000	531,512
Mercer International, Inc., 144A, 6.5%, 2/1/2024	425,000	443,781
NOVA Chemicals Corp.:
144A, 4.875%, 6/1/2024	1,510,000	1,504,337
144A, 5.25%, 6/1/2027	985,000	980,075
Plastipak Holdings, Inc., 144A, 6.5%, 10/1/2021	500,000	516,250
Reynolds Group Issuer, Inc.:
144A, 5.125%, 7/15/2023	1,065,000	1,106,269
5.75%, 10/15/2020	1,785,000	1,826,662
144A, 7.0%, 7/15/2024	125,000	134,089
Sealed Air Corp.:
144A, 4.875%, 12/1/2022	230,000	244,950
144A, 5.125%, 12/1/2024	115,000	123,338
Teck Resources Ltd.:
3.75%, 2/1/2023	4,500,000	4,381,875
4.75%, 1/15/2022	2,845,000	2,944,575
144A, 8.5%, 6/1/2024	175,000	202,125
Tronox Finance LLC, 6.375%, 8/15/2020	1,185,000	1,187,962
United States Steel Corp., 144A, 8.375%, 7/1/2021	1,500,000	1,650,000
WR Grace & Co-Conn:
144A, 5.125%, 10/1/2021	190,000	203,775
144A, 5.625%, 10/1/2024	95,000	101,531
		47,996,713
Real Estate 3.5%
CyrusOne LP:
144A, (REIT), 5.0%, 3/15/2024	340,000	350,200
144A, (REIT), 5.375%, 3/15/2027	450,000	468,563
Equinix, Inc.:
(REIT), 5.375%, 1/1/2022	460,000	485,300
(REIT), 5.375%, 4/1/2023	1,275,000	1,324,406
(REIT), 5.375%, 5/15/2027	440,000	469,150
(REIT), 5.75%, 1/1/2025	345,000	371,306
(REIT), 5.875%, 1/15/2026	305,000	332,545
Howard Hughes Corp., 144A, 5.375%, 3/15/2025	1,565,000	1,600,212
Iron Mountain, Inc., 144A, (REIT), 4.375%, 6/1/2021	375,000	389,063
MPT Operating Partnership LP:
(REIT), 5.25%, 8/1/2026	125,000	129,949
(REIT), 6.375%, 2/15/2022	545,000	562,712
(REIT), 6.375%, 3/1/2024	620,000	674,331
VEREIT Operating Partnership LP:
(REIT), 4.125%, 6/1/2021	755,000	787,510
(REIT), 4.875%, 6/1/2026	290,000	306,579
		8,251,826
Telecommunication Services 12.8%
CenturyLink, Inc.:
Series V, 5.625%, 4/1/2020	180,000	190,406
Series T, 5.8%, 3/15/2022	1,315,000	1,367,600
Series S, 6.45%, 6/15/2021	1,035,000	1,117,800
Series W, 6.75%, 12/1/2023	1,010,000	1,087,649
Series Y, 7.5%, 4/1/2024	935,000	1,023,825
CommScope Technologies LLC, 144A, 5.0%, 3/15/2027	420,000	418,950
CommScope, Inc., 144A, 5.0%, 6/15/2021	490,000	501,025
Digicel Ltd., 144A, 6.75%, 3/1/2023	745,000	700,546
Frontier Communications Corp.:
6.25%, 9/15/2021	295,000	263,287
7.125%, 1/15/2023	1,040,000	865,800
8.5%, 4/15/2020	544,000	571,880
Hughes Satellite Systems Corp., 7.625%, 6/15/2021	435,000	494,269
Intelsat Jackson Holdings SA, 144A, 8.0%, 2/15/2024	1,160,000	1,249,900
Level 3 Financing, Inc.:
5.375%, 8/15/2022	2,145,000	2,209,350
5.375%, 1/15/2024	360,000	375,750
6.125%, 1/15/2021	2,160,000	2,227,500
Sprint Capital Corp., 8.75%, 3/15/2032	480,000	604,800
Sprint Communications, Inc.:
144A, 7.0%, 3/1/2020	475,000	521,464
7.0%, 8/15/2020	2,000,000	2,200,000
Sprint Corp., 7.125%, 6/15/2024	2,250,000	2,503,125
Sprint Spectrum Co., LLC, 144A, 3.36%, 3/20/2023	425,000	428,719
T-Mobile U.S.A., Inc.:
6.0%, 4/15/2024	2,020,000	2,161,400
6.125%, 1/15/2022	205,000	215,442
6.375%, 3/1/2025	1,047,000	1,132,069
6.5%, 1/15/2026	30,000	33,113
6.625%, 4/1/2023	1,500,000	1,587,300
Telesat Canada, 144A, 8.875%, 11/15/2024	510,000	572,475
Wind Acquisition Finance SA, 144A, 6.5%, 4/30/2020	375,000	388,125
Zayo Group LLC:
144A, 5.75%, 1/15/2027	810,000	847,462
6.0%, 4/1/2023	970,000	1,020,925
6.375%, 5/15/2025	877,000	946,607
		29,828,563
Utilities 2.8%
AmeriGas Partners LP:
5.5%, 5/20/2025	890,000	907,800
5.75%, 5/20/2027	885,000	896,062
Calpine Corp., 5.75%, 1/15/2025	565,000	529,687
Dynegy, Inc., 7.625%, 11/1/2024	905,000	877,850
NGL Energy Partners LP, 5.125%, 7/15/2019	370,000	367,225
NRG Energy, Inc.:
6.25%, 7/15/2022	1,500,000	1,539,375
6.625%, 1/15/2027	290,000	290,363
7.25%, 5/15/2026	975,000	1,009,125
		6,417,487
Total Corporate Bonds (Cost $282,260,118)		291,320,144
Loan Participations and Assignments 9.0%
Senior Loans *
Albertson's LLC, Term Loan B6, 4.45%, 6/22/2023	1,519,497	1,504,834
American Rock Salt Holdings LLC, First Lien Term Loan, 4.976%, 5/20/2021	2,175,521	2,180,959
Calpine Corp., Term Loan B5, 4.046%, 1/15/2024	3,332,000	3,331,050
Community Health Systems, Inc.:
Term Loan G, 3.947%, 12/31/2019	171,706	171,640
Term Loan H, 4.148%, 1/27/2021	315,937	315,706
DaVita HealthCare Partners, Inc., Term Loan B, 3.976%, 6/24/2021	931,200	933,528
First Data Corp., Term Loan, 3.716%, 4/26/2024	4,731,708	4,736,771
Hilton Worldwide Finance LLC, Term Loan B2, 3.216%, 10/25/2023	793,330	796,527
Level 3 Financing, Inc., Term Loan B, 3.466%, 2/22/2024	975,000	978,354
NRG Energy, Inc., Term Loan B, 3.546%, 6/30/2023	1,609,885	1,609,684
Pinnacle Foods Finance LLC, Term Loan B, 3.076%, 2/2/2024	487,550	489,795
Ply Gem Industries, Inc., Term Loan, 4.296%, 2/1/2021	375,106	377,567
PolyOne Corp., Term Loan B, 3.377%, 11/12/2022	306,127	308,679
Quebecor Media, Inc., Term Loan B1, 3.432%, 8/17/2020	1,530,375	1,536,749
Valeant Pharmaceuticals International, Inc., Term Loan B, 5.83%, 4/1/2022	1,582,115	1,605,435
Total Loan Participations and Assignments (Cost $20,763,999)		20,877,278
	Shares	Value ($)
Cash Equivalents 6.2%
Deutsche Central Cash Management Government Fund, 1.03% (b) (Cost $14,569,847)	14,569,847	14,569,847
	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $317,593,964) †	140.1	326,767,269
Notes Payable	(41.4)	(96,500,000)
Other Assets and Liabilities, Net	1.3	2,943,930
Net Assets	100.0	233,211,199

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
*	Floating rate securities’ yields vary with a designated market index or market rate, such as the coupon-equivalent of the U.S. Treasury Bill rate. These securities are shown at their current rate as of June 30, 2017.
†	The cost for federal income tax purposes was $317,610,964. At June 30, 2017, net unrealized appreciation for all securities based on tax cost was $9,156,305. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $11,017,953 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $1,861,648.
(a)	When-issued security.
(b)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
PIK: Denotes that all or a portion of the income is paid in-kind in the form of additional principal.
REIT: Real Estate Investment Trust

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2017 in valuing the Fund’s investments.

Assets	Level 1	Level 2	Level 3	Total
Fixed Income Investments (c)
Corporate Bonds	$—	$291,320,144	$—	$291,320,144
Loan Participations and Assignments	—	20,877,278	—	20,877,278
Short-Term Investments	14,569,847	—	—	14,569,847
Total	$14,569,847	$312,197,422	$—	$326,767,269

There have been no transfers between fair value measument levels during the period ending June 30, 2017.

(c)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a) The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	Deutsche High Income Opportunities Fund, Inc.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Brian E. Binder Brian E. Binder President

Date:	August 22, 2017

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	August 22, 2017